IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Cash Generating Units (Details) - Cash-generating units $ in Millions	Dec. 31, 2020 USD ($)
Veladero [Member]
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 779
Loulo Gounkoto
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 4,187